Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Hedged exposures	kr 220.7	kr 180.6
Unhedged exposures	217.5	191.9
Gross exposure	438.2	372.5
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	220.7	180.6
Unhedged exposures	145.3	124.3
Gross exposure	366.0	304.9
Central governments
Risk information
Hedged exposures	195.5	165.6
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	195.5	165.6
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	181.8	154.6
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	181.8	154.6
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	7.2	7.5
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.2	7.5
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	6.5	3.5
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	6.5	3.5
Regional governments
Risk information
Hedged exposures	1.3	3.6
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.3	3.6
Multilateral development banks
Risk information
Hedged exposures	1.2	0.4
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.2	0.4
Financial institutions
Risk information
Hedged exposures	7.8	5.8
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.8	5.8
Financial institutions | Guarantee
Risk information
Hedged exposures	7.8	5.8
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.8	5.8
Corporates
Risk information
Hedged exposures	14.9	5.2
Unhedged exposures - hedge issuer in same group as counterparty	24.5	22.8
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	14.9	5.2
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	12.1	0.7
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	12.1	0.7
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	2.8	4.5
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	2.8	4.5
Central governments
Risk information
Hedged exposures	73.4	71.3
Unhedged exposures	33.3	20.0
Gross exposure	106.7	91.3
Central governments | Central governments
Risk information
Hedged exposures	72.7	70.9
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	72.3	70.4
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.4
Central governments | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures		0.5
Central governments | Financial institutions
Risk information
Hedged exposures	0.1	0.1
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.1	0.1
Central governments | Corporates
Risk information
Hedged exposures	0.6	0.3
Central governments | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.6
Central governments | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures		0.3
Regional governments
Risk information
Hedged exposures	1.5	1.6
Unhedged exposures	20.4	10.4
Gross exposure	21.9	12.0
Regional governments | Central governments
Risk information
Hedged exposures	1.5	1.6
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.5	1.6
Multilateral development banks
Risk information
Unhedged exposures	5.3	2.6
Gross exposure	5.3	2.6
Public sector entity
Risk information
Unhedged exposures	2.1	5.4
Gross exposure	2.1	5.4
Financial institutions
Risk information
Hedged exposures	8.2	2.5
Unhedged exposures	25.8	36.6
Gross exposure	34.0	39.1
Financial institutions | Central governments
Risk information
Hedged exposures	8.2
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	6.7
Financial institutions | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	1.5
Financial institutions | Regional governments
Risk information
Hedged exposures		2.4
Financial institutions | Financial institutions
Risk information
Hedged exposures		0.1
Financial institutions | Financial institutions | Guarantee
Risk information
Hedged exposures		0.1
Corporates
Risk information
Hedged exposures	137.6	105.2
Unhedged exposures	130.6	116.9
Gross exposure	268.2	222.1
Corporates | Central governments
Risk information
Hedged exposures	113.1	93.1
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	101.3	82.6
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	6.8	7.5
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	5.0	3.0
Corporates | Regional governments
Risk information
Hedged exposures	1.3	1.2
Corporates | Multilateral development banks
Risk information
Hedged exposures	1.2	0.4
Corporates | Financial institutions
Risk information
Hedged exposures	7.7	5.6
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	7.7	5.6
Corporates | Corporates
Risk information
Hedged exposures	14.3	4.9
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	11.5	0.7
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 2.8	kr 4.2